Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	R$ 11,991,356	R$ 16,646,480
Financial investments	1,456,485	2,644,732
Trade receivables	3,233,164	2,597,838
Inventories	11,289,229	10,943,835
Recoverable taxes	1,865,626	1,655,349
Other current assets	776,500	484,120
Total current assets	30,612,360	34,972,354
Long-term assets
Financial investments	156,185	147,671
Deferred taxes	5,095,718	5,072,092
Inventories	1,045,665	656,193
Recoverable taxes	1,317,132	965,026
Other non current assets	4,749,718	4,365,755
Total	12,364,418	11,206,737
Investments	5,219,082	4,011,828
Property, plant and equipment	26,370,445	21,531,134
Intangible assets	10,788,054	7,657,050
Total noncurrent assets	54,741,999	44,406,749
TOTAL ASSETS	85,354,359	79,379,103
CURRENT LIABILITIES
Borrowings and financing	5,193,636	5,486,859
Payroll and related taxes	422,495	328,443
Trade payables	6,596,915	6,446,999
Taxes payables	870,333	3,308,614
Provisions for tax, social security, labor and civil risks	73,089	66,047
Advances from customers	1,120,072	2,140,783
Dividends and interest on equity payable	611,307	1,206,870
Trade payables – forfaiting and drawee risk	5,709,069	4,439,967
Other payables	1,878,203	1,117,034
Total current liabilities	22,475,119	24,541,616
NONCURRENT LIABILITIES
Borrowings and financing	35,725,106	27,020,663
Deferred income taxes	216,950	503,081
Provisions for tax, social security, labor and civil risks	1,411,736	508,305
Pension and healthcare plan	555,329	584,288
Provision for environmental liabilities and decommissioning of assets	937,657	898,597
Other payables	2,216,418	1,948,164
Total non current liabilities	41,063,196	31,463,098
Shareholders' equity
Paid-in capital	10,240,000	10,240,000
Capital reserves	32,720	32,720
Legal reserves	1,158,925	1,081,222
Earnings reserves	7,829,517	9,948,596
Treasury shares		(936,930)
Other comprehensive income	228,305	(50,610)
Total equity attributable to owners of the Company	19,489,467	20,314,998
Non-controlling interests	2,326,577	3,059,391
Total shareholders' equity	21,816,044	23,374,389
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 85,354,359	R$ 79,379,103